Investments in Equity Securities and Obligations to Deliver Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investments in Equity Securities and Obligations to Deliver Securities
Note 14. INVESTMENTS IN EQUITY SECURITIES AND OBLIGATIONS TO DELIVER SECURITIES
The Company had an outstanding obligation to provide equity securities (a “short position”) as of December 31, 2020. The short position was classified as a liability, marked-to-market
and was evaluated at Level 1 for fair value. During the nine months ended September 30, 2021, the Company covered its short position by acquiring 100,000 equity shares of a publicly traded U.S. company for $1.8 million, recognizing a realized loss of $193 thousand in Other income, net in the condensed consolidated statements of operations. As of September 30, 2022 and December 31, 2021, the Company had no investments in equity securities.

Note 12. INVESTMENTS IN EQUITY SECURITIES AND OBLIGATIONS TO DELIVER SECURITIES
The Company had an outstanding obligation to provide equity securities (a “short position”) as of December 31, 2020. The short position was classified as a liability, marked-to-market
and was evaluated at Level 1 for fair value. During the year ended December 31, 2021, the Company covered its short position by acquiring 100,000 equity shares of a publicly traded U.S. company for $1.8 million, recognizing a realized loss of $193 thousand in Other income, net in the combined and consolidated statements of operations. Additionally, the Company purchased 200,000 equity shares of a publicly traded U.S. company for a total of $4.1 million, of which all shares were disposed for $4.5 million, recognizing a realized gain of $394 thousand in Other income, net in the combined and consolidated statements of operations. As of December 31, 2021, the Company had no investments in equity securities.